Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Issued Bond Outstanding

A summary of issued bonds outstanding as of December 31, 2017, is as follows:

	Currency	Face value of outstanding bonds (in millions)	Coupon	Maturity	Outstanding amount ($ millions)
Industrial Activities
Euro Medium Term Notes:
CNH Industrial Finance Europe S.A. (1) (2)	EUR	853	6.250%	March 9, 2018	$1,023
CNH Industrial Finance Europe S.A. (1) (3)	EUR	547	2.750%	March 18, 2019	656
CNH Industrial Finance Europe S.A. (1)	EUR	700	2.875%	September 27, 2021	839
CNH Industrial Finance Europe S.A. (1)	EUR	75	1.625%	March 29, 2022	90
CNH Industrial Finance Europe S.A. (1)	EUR	500	1.375%	May 23, 2022	600
CNH Industrial Finance Europe S.A. (1)	EUR	500	2.875%	May 17, 2023	600
CNH Industrial Finance Europe S.A. (1)	EUR	650	1.750%	September 12, 2025	779
CNH Industrial Finance Europe S.A. (1)	EUR	100	3.500%	November 12, 2025	120
CNH Industrial Finance Europe S.A. (1)	EUR	50	3.875%	April 21, 2028	60
Other Bonds:
CNH Industrial N.V. (4)	USD	600	4.500%	August 15, 2023	600
CNH Industrial N.V. (4)	USD	500	3.850%	November 15, 2027	500
Hedging effects, bond premium/discount, and unamortized issuance costs					(57)
Total Industrial Activities					$5,810
Financial Services
CNH Industrial Capital LLC	USD	600	3.625%	April 15, 2018	$600
CNH Industrial Capital LLC	USD	500	3.375%	July 15, 2019	500
CNH Industrial Capital LLC	USD	600	4.375%	November 6, 2020	600
CNH Industrial Capital LLC	USD	500	4.875%	April 1, 2021	500
CNH Industrial Capital LLC	USD	400	3.875%	October 15, 2021	400
CNH Industrial Capital LLC	USD	500	4.375%	April 05, 2022	500
Hedging effects, bond premium/discount, and unamortized issuance costs					(25)
Total Financial Services					$3,075

(1) Bond listed on the Irish Stock Exchange.

(2) In September 2017, CNH Industrial Finance Europe S.A. Repurchased €347 million

(3) In September 2017, CNH Industrial Finance Europe S.A. Repurchased €453 million

(4) Bond listed on the New York Stock Exchange.

A summary of total debt as of December 31, 2017 and 2016, is as follows:

	2017			2016
	Industrial Activities	Financial Services	Total	Industrial Activities	Financial Services	Total
	(in millions)
Total Bonds	$5,810	$3,075	$8,885	$4,944	$3,669	$8,613
Asset-backed debt	3	12,025	12,028	8	11,776	11,784
Other debt	648	4,334	4,982	1,742	3,137	4,879
Intersegment debt	935	1,641	—	997	1,479	—
Total Debt	$7,396	$21,075	$25,895	$7,691	$20,061	$25,276

Minimum Annual Repayment of Debt

A summary of the minimum annual repayments of debt as of December 31, 2017, for 2018 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2018	$1,263	$10,230	$11,493
2019	888	3,244	4,132
2020	41	2,986	3,027
2021	861	2,007	2,868
2022	710	756	1,466
2023 and thereafter	2,698	211	2,909
Intersegment	935	1,641	—
Total	$7,396	$21,075	$25,895